Condensed Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		78 Months Ended	84 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Contract and grant revenue	$ 3,722	$ 1,316	$ 6,422	$ 1,823	$ 7,600	$ 185	$ 7,785	$ 14,207
Operating expenses
Research and development	6,924	4,261	11,022	8,262	17,294	17,737	74,930	86,129
General and administrative	1,756	1,002	2,981	1,963	4,309	3,874	17,480	20,284
Total operating expenses	8,680	5,263	14,003	10,225	21,603	21,611	92,410	106,413
Loss from operations	(4,958)	(3,947)	(7,581)	(8,402)	(14,003)	(21,426)	(84,625)	(92,206)
Other income (expense)
Interest income	2		2			1	608	610
Interest expense	(470)	(216)	(901)	(450)	(1,021)	(161)	(1,438)	(2,339)
Other (expense) income	263	(105)	263	(105)	(63)	22	(4,630)	(4,367)
Total other income (expense)	(468)	(321)	(636)	(555)	(1,084)	(138)	(5,460)	(6,096)
Net loss	(5,426)	(4,268)	(8,217)	(8,957)	(15,087)	(21,564)	(90,085)	(98,302)
Net loss per share applicable to common stockholders-basic and diluted	$ (0.26)	$ (13.42)	$ (0.73)	$ (28.60)	$ (47.54)	$ (73.34)	$ (390.04)	$ (96.85)
Weighted-average number of common shares used in net loss per share applicable to common stockholders-basic and diluted	20,575,000	318,000	11,263,000	313,000	317,340	294,031	230,965	1,015,000
Comprehensive loss	$ (5,426)	$ (4,268)	$ (8,217)	$ (8,957)	$ (15,087)	$ (21,564)	$ (90,085)	$ (98,302)
Pro forma [Member]
Other income (expense)
Net loss per share applicable to common stockholders-basic and diluted					$ (1.65)	$ (2.36)
Weighted-average number of common shares used in net loss per share applicable to common stockholders-basic and diluted					9,145,785	9,122,476